Performance Management - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund performance
Performance Narrative [Text Block]
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a broad-based secondary index (the Russell 1000® Growth Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a broad-based secondary index (the Russell 1000® Growth Index).
Bar Chart [Heading]	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q2 2020	+39.25%
Worst Quarter:	Q2 2022	–28.69%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative
After-tax returns in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Investor Class	1 year	5 years	10 years
Return before taxes	28.58%	10.18%	15.01%
Return after taxes on distributions	26.75%	8.43%	12.61%
Return after taxes on distributions and sale of Fund shares	18.18%	7.55%	11.59%
Institutional Class
Return before taxes	28.92%	10.46%	15.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	18.55%	15.32%	18.13%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.vlfunds.com